Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
17
- Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015

Canada	19,560	13,933	14,489
United States	2,670	4,773	6,300
Other countries	9,270	9,064	1,032
	31,500	27,770	21,821

Income tax expense is incurred in the following jurisdictions:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Current income tax expense
Canada	447	94	568
United States	873	70	1,060
Other countries	2,702	1,279	1,156
	4,022	1,443	2,784
Deferred income tax expense (recovery)
Canada	4,251	3,493	3,741
United States	1,272	800	2,144
Other countries	(1,883)	1,472	(1,907)
	3,640	5,765	3,978
	7,662	7,208	6,762

Income tax expense for
2017,
2016
and
2015
was
24%,
26%
and
31%
of income before income taxes, respectively, with current income tax expense being
13%,
5%
and
13%
of income before income taxes, respectively.

Current tax expense increased in
2017
compared to
2016
primarily due to a
$1.7
million increase in expenses not deductible for tax purposes, an increase of
$0.7
million attributable to changes in the estimate of our uncertain tax positions partially offset by an increase of
$0.5
million in adjustments in respect to income tax of previous periods. Current tax expense decreased in
2016
compared to
2015
primarily due to a decrease in taxable income in the US as a result of tax benefits related to stock option exercises.

Deferred income tax expense decreased in
2017
compared to
2016
primarily due to changes in estimates of valuation allowances partially offset by the effect of tax rate reductions against certain deferred tax assets in EMEA. Deferred income tax expense increased in
2016
compared to
2015
primarily due to additional valuation allowance in EMEA and a tax rate reduction in certain jurisdictions.

The components of the deferred income tax assets and liabilities are as follows:

	January 31, 2017	January 31, 2016
Assets
Accruals not currently deductible	11,975	8,653
Accumulated net operating losses	17,571	19,859
Corporate minimum taxes	1,767	1,589
Research and development and other tax credits and expenses	3,424	2,885
Other timing differences	683	924
Total deferred income tax assets	35,420	33,910
Liabilities
Difference between tax and accounting basis of intangible assets	(23,393)	(9,584)
Difference between tax and accounting basis of property and equipment	(2,655)	700
Uncertain tax positions incurred in loss years	(205)	(356)
Total deferred income tax liabilities	(26,253)	(9,240)
Net deferred income taxes	9,167	24,670
Valuation allowance	(12,115)	(13,963)
Net deferred income taxes, net of valuation allowance	(2,948)	10,707

As at
January
31,
2017,
we have not accrued for foreign withholding taxes and Canadian income taxes applicable to approximately
$188.6
million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Net income before taxes	31,500	27,770	21,821

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	8,347	7,359	5,783
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(882)	(2,593)	800
Effect of differences between Canadian and foreign tax rates	213	169	1,007
Effect of rate changes on current year timing differences	495	1,150	-
Adjustments relating to previous periods	(431)	36	9
Increase (decrease) in tax reserves	492	(172)	(41)
Valuation allowance	(1,580)	(41)	(1,195)
Stock compensation	351	345	86
Deferred tax charges	400	270	-
Other, including foreign exchange	257	685	313
Income tax expense	7,662	7,208	6,762

We have income tax loss carryforwards which expire as follows:

Expiry year	United States	EMEA	Asia Pacific	Total
2018	-	283	-	283
2019	1,766	-	-	1,766
2020	-	-	671	671
2021	-	-	83	83
2022	-	-	-	-
Thereafter	11,945	54,762	6,795	73,502
	13,711	55,045	7,549	76,305

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31, 2017	January 31, 2016	January 31, 2015
Liability, beginning of year	5,768	5,721	6,211
Gross increases – current period	1,939	1,967	825
Lapsing due to statutes of limitations	(1,319)	(1,920)	(1,315)
Liability, end of year	6,388	5,768	5,721

We have identified accruals of
$6.4
million with respect to uncertain tax positions as at
January
31,
2017.
It is possible that these uncertain tax positions will not be realized in which case up to
$6.0
million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that
$0.3
million of the uncertain tax positions could decrease tax expense in the next
12
months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at
January
31,
2017
and
January
31,
2016,
the unrecognized tax positions have resulted in no material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2013 and prior
Canada	2013 and prior
United Kingdom	2013 and prior
Sweden	2012 and prior
Norway	2016 and prior
Netherlands	2014 and prior
Belgium	2013 and prior